Deferred charges - Deferred Charges (Parenthetical) (Detail) (USD $)	12 Months Ended
Dec. 31, 2013
Deferred Charges [Line Items]
Refinancing expenses and costs	$ 4,038,000
Revolving credit facilities [Member]
Deferred Charges [Line Items]
Agreement to extend and refinance revolving credit facility	1,000,000,000
Refinancing expenses and costs	$ 4,038,000